Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of balances with related parties
Payables
Key management personnel:

December 31, 2020	403
December 31, 2021	2,243

December 31, 2021 (convenience translation into U.S. dollars)	721

Schedule of transactions with related parties
	Research and development	Marketing, general and administrative
Key management personnel:

2019	5,395	3,653
2020	1,800	5,100
2021	1,439	13,052

2021 (convenience translation into U.S. dollars)	463	4,197

Schedule of key officers employed
				Convenience translation
	Year ended December 31,			Year ended December 31,
	2019	2020	2021	2021
	N I S			U.S. dollars

Salaries	1,399	3,790	4,732	1,521
Short-term employee benefits	1,855	824	1,655	532
Other employees’ benefits	110	161	155	50
Share-based compensation	3,684	2,125	7,949	2,556

	7,048	6,900	14,491	4,659

Number of key officers and directors	11	13	12	12